ACCOUNTS RECEIVABLE, NET - Allowance for credit losses movement (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Allowance for doubtful accounts movement
Beginning balance	$ 1,288,578	$ 780,109
Additions	471,587	273,849
Foreign currency translation adjustments	32,655	(22,183)
Ending balance	$ 1,792,820	$ 1,031,775